Segments and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of total revenues and long-lived assets
	RFID Division	Intelligent Robotics	Supply Chain Solutions	Intercompany		Consolidated
2020
Revenues	$12,455	$2,502	$18,594		$-	$33,551
Gross profit	$3,265	$(871)	$3,724		$-	$6,118
Operating Income (Loss)	$941	$(2,722)	$1,130	$		$(651)
Balance of other intangible assets related to segment	$40					$40
Balance of Goodwill related to segment	$4,676	$-	$-		$-	$4,676

2019
Revenues	$13,241	$826	$19,750		$-	$33,817
Gross profit	$2,906	$2	$3,750		$-	$6,658
Operating Income (Loss)	$(126)	$(1,642)	$1,137		$-	$(631)
Balance of other intangible assets related to segment	$60	$538	$-		$-	$598
Balance of Goodwill related to segment	$4,676	$471	$-		$-	$5,147

2018
Revenues	$14,445	$-	$18,205		$-	$32,650
Gross profit	$3,371	$-	$3,372		$-	$6,743
Operating Income (Loss)	$308	$-	$896		$-	$1,204
Balance of other intangible assets related to segment	$81	$-	$-		$-	$81
Balance of Goodwill related to segment	$4,676	$-	$-		$-	$4,676

Schedule of total revenues and long-lived assets
	Year ended December 31,
	2020		2019		2018
	Total	Long-lived	Total	Long-lived	Total	Long-lived
	revenues	assets *	revenues	assets *	revenues	assets *

Israel	$24,369	956	23,493	$1,257	$22,990	$1,108
Far East	3,831	-	5,055	-	3,800	-
India	2,375	-	3,624	-	4,209	-
America	2,449	-	901	-	1,189	-
Europe	527	-	744	-	462	-

	$33,551	956	33,817	$1,257	$32,650	$1,108